Financial and capital risk management - Derivative Financial Investments (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments, net	R$ (27,340)	R$ (3,598)
Options (put/call of commodities)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments, net	0	(513)
Forwards (R$/US$)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments, net	(21,772)	8,837
Swap (R$/US$)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments, net	R$ (5,568)	R$ (11,922)